Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
19.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2018:

Name of related parties	Relationship with the Group
Beijing Jushangminghui Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Beijing Fanbosha Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Fund 2016	An investee of the Group accounted for as equity method
Fund 2018	An investee of the Group accounted for as equity method

During the years ended December 31, 2016, 2017 and 2018, significant related party transactions were as follows:

(a)	The transactions with related parties are as follows:

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest income of loans receivable:
Fund 2016	1,584	7,344	5,188

(b)	The Group had the following balances with the related parties:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Loan receivable from Fund 2016	73,330	73,330	-
Interest receivable from Fund 2016	1,584	8,928	-